[LETTERHEAD OF VEDDER PRICE]

                                            December 28, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  DRIEHAUS MUTUAL FUNDS
          FILE NOS. 333-05265 AND 811-07655

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Statement of Additional Information dated December 23, 1998 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and
(2) the text of the most recent registration statement or amendment has been filed electronically.

                                            Very truly yours,


                                            /s/ Cathy G. O'Kelly
                                            --------------------
                                            Cathy G. O'Kelly

COK/md

cc: Mary Weiss